Cash and Cash Equivalents	12 Months Ended
Jun. 30, 2024
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents
6.	CASH AND CASH EQUIVALENTS

	30 June 2024 $	30 June 2023 $
Cash at bank and in hand	1,259,242	137,451
	1,259,242	137,451
Cash at bank earns interest at floating rates based on daily bank deposit rates.